American Century Investments®
Quarterly Portfolio Holdings
American Century® Large Cap Growth ETF (ACGR)
May 31, 2025

Large Cap Growth ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Air Freight and Logistics — 0.4%
FedEx Corp.	310	67,611
Automobiles — 2.8%
Tesla, Inc.(1)	1,412	489,201
Biotechnology — 1.4%
AbbVie, Inc.	783	145,724
Vertex Pharmaceuticals, Inc.(1)	228	100,788
		246,512
Broadline Retail — 5.3%
Amazon.com, Inc.(1)	4,275	876,418
eBay, Inc.	736	53,853
		930,271
Building Products — 1.1%
Trane Technologies PLC	391	168,235
Trex Co., Inc.(1)	579	32,349
		200,584
Capital Markets — 1.2%
Goldman Sachs Group, Inc.	121	72,655
KKR & Co., Inc.	527	64,009
S&P Global, Inc.	142	72,826
		209,490
Chemicals — 0.6%
Linde PLC	238	111,284
Commercial Services and Supplies — 0.5%
Copart, Inc.(1)	1,700	87,516
Communications Equipment — 1.3%
Arista Networks, Inc.(1)	1,553	134,552
Motorola Solutions, Inc.	219	90,968
		225,520
Consumer Staples Distribution & Retail — 0.6%
Sprouts Farmers Market, Inc.(1)	158	27,312
Sysco Corp.	789	57,597
U.S. Foods Holding Corp.(1)	136	10,760
		95,669
Distributors — 0.2%
Pool Corp.	129	38,776
Electrical Equipment — 0.7%
Eaton Corp. PLC	132	42,267
GE Vernova, Inc.	43	20,338
Vertiv Holdings Co., Class A	485	52,346
		114,951
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	319	57,535
Energy Equipment and Services — 0.3%
Schlumberger NV	1,337	44,188
Entertainment — 2.0%
Netflix, Inc.(1)	296	357,340
Financial Services — 5.5%
Apollo Global Management, Inc.	522	68,220
Fiserv, Inc.(1)	394	64,139

Mastercard, Inc., Class A	894	523,527
Visa, Inc., Class A	833	304,203
		960,089
Ground Transportation — 1.3%
Uber Technologies, Inc.(1)	1,782	149,973
Union Pacific Corp.	308	68,271
		218,244
Health Care Equipment and Supplies — 0.9%
IDEXX Laboratories, Inc.(1)	318	163,248
Health Care Providers and Services — 0.7%
Cigna Group	280	88,659
Elevance Health, Inc.	64	24,566
		113,225
Health Care REITs — 0.2%
Welltower, Inc.	257	39,650
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(1)	88	24,614
Hotels, Restaurants and Leisure — 2.7%
Airbnb, Inc., Class A(1)	389	50,181
Booking Holdings, Inc.	36	198,682
Chipotle Mexican Grill, Inc.(1)	2,338	117,087
Hilton Worldwide Holdings, Inc.	453	112,543
		478,493
Insurance — 0.7%
Progressive Corp.	424	120,810
Interactive Media and Services — 10.6%
Alphabet, Inc., Class A	6,901	1,185,178
Meta Platforms, Inc., Class A	1,038	672,094
		1,857,272
IT Services — 1.3%
Accenture PLC, Class A	128	40,553
MongoDB, Inc.(1)	221	41,732
Okta, Inc.(1)	547	56,434
Snowflake, Inc., Class A(1)	402	82,679
		221,398
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	606	67,824
Machinery — 0.5%
Parker-Hannifin Corp.	65	43,206
Xylem, Inc.	353	44,492
		87,698
Pharmaceuticals — 2.7%
Eli Lilly & Co.	519	382,851
Zoetis, Inc.	480	80,942
		463,793
Professional Services — 0.7%
Automatic Data Processing, Inc.	389	126,631
Semiconductors and Semiconductor Equipment — 16.3%
Analog Devices, Inc.	495	105,920
Applied Materials, Inc.	294	46,084
ARM Holdings PLC, ADR(1)	253	31,509
ASML Holding NV, NY Shares	122	89,886
Broadcom, Inc.	3,348	810,450
NVIDIA Corp.	12,823	1,732,772
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	228	44,077
		2,860,698

Software — 23.5%
Adobe, Inc.(1)	345	143,206
AppLovin Corp., Class A(1)	219	86,067
Atlassian Corp., Class A(1)	283	58,759
Cadence Design Systems, Inc.(1)	607	174,251
Crowdstrike Holdings, Inc., Class A(1)	202	95,217
Datadog, Inc., Class A(1)	474	55,875
Dynatrace, Inc.(1)	952	51,418
HubSpot, Inc.(1)	51	30,085
Intuit, Inc.	84	63,291
Microsoft Corp.	5,377	2,475,356
Palantir Technologies, Inc., Class A(1)	688	90,665
Palo Alto Networks, Inc.(1)	836	160,863
Salesforce, Inc.	562	149,138
ServiceNow, Inc.(1)	343	346,804
Workday, Inc., Class A(1)	514	127,323
		4,108,318
Specialized REITs — 0.5%
Equinix, Inc.	77	68,439
SBA Communications Corp.	65	15,073
		83,512
Specialty Retail — 3.4%
Abercrombie & Fitch Co., Class A(1)	322	25,274
Burlington Stores, Inc.(1)	127	28,990
CarMax, Inc.(1)	628	40,481
Carvana Co.(1)	230	75,247
Home Depot, Inc.	551	202,928
TJX Cos., Inc.	1,345	170,680
Tractor Supply Co.	1,158	56,047
		599,647
Technology Hardware, Storage and Peripherals — 8.1%
Apple, Inc.	7,045	1,414,988
Textiles, Apparel and Luxury Goods — 0.6%
Crocs, Inc.(1)	168	17,136
Deckers Outdoor Corp.(1)	876	92,436
		109,572
Trading Companies and Distributors — 0.4%
United Rentals, Inc.	57	40,378
WW Grainger, Inc.	29	31,539
		71,917
TOTAL COMMON STOCKS (Cost $14,174,045)		17,468,089
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $39,685)	39,685	39,685
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $14,213,730)		17,507,774
OTHER ASSETS AND LIABILITIES — 0.0%		3,923
TOTAL NET ASSETS — 100.0%		$17,511,697

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.